Loss from Discontinued Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Discontinued operations [Line Items]
Loss from operations before tax			$ 0	$ 2,400,000	$ 13,300,000
Loss on sales			0	(800,000)	(18,900,000)
Loss from discontinued operations before income taxes			(2,800,000)	(3,800,000)	(28,700,000)
Provision (benefit) for income taxes			(1,100,000)	(1,000,000)	400,000
Loss from discontinued operations, net of tax			(1,700,000)	(2,800,000)	(29,100,000)
Interest expense included in discontinued operations				0	0
Revenues - disposal group			0	4,600,000	159,700,000
Severance and impairment charges
Discontinued operations [Line Items]
Loss from operations before tax					15,600,000
Workers' compensation
Discontinued operations [Line Items]
Adjustments to contingencies of former operations			(2,800,000)	(700,000)	(4,400,000)
Insurance recoveries related to BAX Global indemnification
Discontinued operations [Line Items]
Adjustments to contingencies of former operations			0	0	9,500,000	$ (11,500,000)
Other
Discontinued operations [Line Items]
Adjustments to contingencies of former operations			0	100,000	(1,600,000)
Revenues - disposal group			12,300,000	46,600,000	94,400,000
Losses from operations before tax			(16,000,000)	(8,200,000)	3,400,000
Mexican Parcel Services | Pension settlement charges
Discontinued operations [Line Items]
Loss from operations before tax				1,000,000
Netherlands CIT Operations
Discontinued operations [Line Items]
Revenues - disposal group			0	0	126,000,000
Losses from operations before tax			0	0	(2,000,000)
Reportable Segments: | North America
Discontinued operations [Line Items]
Revenues - disposal group			0	4,600,000	21,200,000
Reportable Segments: | South America
Discontinued operations [Line Items]
Revenues - disposal group			0	0	4,900,000
Reportable Segments: | Rest of World
Discontinued operations [Line Items]
Revenues - disposal group			$ 0	$ 0	$ 133,600,000
Russia
Discontinued operations [Line Items]
Ownership interest	70.00%
Loss on disposition	$ 5,900,000	$ 5,900,000
Loss representing foreign currency translation adjustment	$ 5,000,000